Income Taxes (Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Balance, beginning of period	$ 265	$ 161
Increases related to tax positions taken during the period	52	104
Decreases related to expectations of statute of limitations
Balance, end of period	$ 317	$ 265